                         ------------------------------
                          [COLONIAL INVESTMENTS LOGO]

                         ------------------------------
                                COLONIAL GLOBAL
                               NATURAL RESOURCES
                                      FUND

                         ------------------------------

                                 ANNUAL REPORT
                                OCTOBER 31, 1996

                         ------------------------------

                                 [COVER PHOTO]

                           ---------------------------
                           NOT FDIC- MAY LOSE VALUE
                           INSURED   NO BANK GUARANTEE
                           ---------------------------

                     COLONIAL GLOBAL NATURAL RESOURCES FUND
                                   HIGHLIGHTS

                      NOVEMBER 1, 1995 - OCTOBER 31, 1996

INVESTMENT OBJECTIVE: Colonial Global Natural Resources Fund seeks preservation of capital purchasing power and long-term growth.

THE FUND IS DESIGNED TO OFFER:

     [Check Mark] Preservation of purchasing power
     [Check Mark] Growth potential
     [Check Mark] Diversification to help reduce risk

PORTFOLIO MANAGER COMMENTARY: "Natural resources markets have benefited from the resurgence in overall world growth. Strong economic development creates demand for every type of resource, from timber and concrete for new buildings to copper
for electric wiring."                                             --Susan Cordes

               COLONIAL GLOBAL NATURAL RESOURCES FUND PERFORMANCE
--------------------------------------------------------------------------------
                                                      CLASS A         CLASS B
Inception date                                        6/8/92          6/8/92
--------------------------------------------------------------------------------
12-month distributions declared per share             $0.710          $0.630
--------------------------------------------------------------------------------
12-month total returns, assuming                       21.69%          20.70%
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)
--------------------------------------------------------------------------------
Net asset values per share at 10/31/96                $14.32          $14.23
--------------------------------------------------------------------------------
Top Five Countries*                      Top Five Sectors*+
(as of 10/31/96)                         (as of 10/31/96)

1. United States ..............62.2%     1. Energy/Natural Resources .....41.8%
2. Canada .....................16.9%     2. Basic Materials ..............22.2%
3. Australia ...................3.0%     3. Basic Industry ...............10.9%
4. Netherlands .................2.6%     4. Capital Goods .................9.5%
5. United Kingdom ..............2.2%     5. Utility .......................7.3%

*Country and sector breakdowns are calculated as a percent of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries and sectors in the future.

+ Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria used in the investment process.

                              PRESIDENT'S MESSAGE
                              To Fund Shareholders

I am pleased to present your Fund's annual report for the fiscal year ended October 31, 1996. This report gives us the opportunity to share our analysis of your fund and the investment environment over the past 12 months.
                                                            [President's Photo]
The Federal Reserve Board lowered short-term interest rates in December 1995 and again in January 1996. Furthermore, in the bond market, significantly stronger economic indicators mid-way through the period stirred inflation fears and propelled long-term interest rates upward. However, we believe that the bond market volatility should be somewhat reduced in the months ahead.

In the U.S. stock market, generally favorable conditions prevailed throughout most of the period with both large and small company stocks posting strong returns until July, when a price-based correction took place. Since then, the market has rebounded nicely with the Dow Jones Industrial Average setting several new records.

Internationally, we are still seeing declining interest rates in most markets. Japan's recovery is modest and interest rates are being held low. China is reducing rates, now that inflation has declined into single digits. In Europe, short-term interest rates are much lower than long-term ones, creating a steep yield curve. We expect this situation to continue until we see an increase in economic activity.

Our expectations include moderate economic growth continuing into the first half of 1997. If our current projections hold, we may see the economy picking up again in the second half of 1997.

In the following pages, you'll find detailed information on your Fund's performance as well as an in-depth discussion with the portfolio manager.
As always, we appreciate the opportunity to help you meet your investment goals.


Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
December 10, 1996

Because market conditions change frequently, there can be no assurance that the trends described will continue, come to pass or affect Fund performance.

                          PORTFOLIO MANAGEMENT REPORT

SUSAN CORDES is portfolio manager of Colonial Global Natural Resources Fund. She is a Vice President of Colonial Management Associates, Inc. NICOLAS GHAJAR is a research analyst for the Fund.

Q. PLEASE DESCRIBE THE GLOBAL ECONOMIC ENVIRONMENT DURING THE PAST YEAR.

A. In the U.S., the continuing combination of low interest rates, low inflation and slow but steady economic growth created a positive environment for large domestic stocks, with both the Dow Jones Industrial Average and the Standard & Poor's 500 Index reaching all-time highs. As Europe emerged from its recession during the year, demand for basic resources grew. Market performance in Asia continued its robust pace, with GDP growth in China and India in the 5% range year to date through October 1996. The emerging markets also continued to improve during the period.

Q. HOW DID NATURAL RESOURCES MARKETS PERFORM DURING THE PERIOD?

A. It was a good year for natural resources markets due to the resurgence in overall world growth. Strong economic development creates demand for every type of resource, from timber and concrete for new buildings to copper for electric wiring. The energy sector benefited from a 38% increase in oil prices during the year and high demand for natural gas due to the long, cold winter in North America. Gold prices, which had traded in a narrow range for the past two years (between $370 and $390 an ounce) staged a brief but dramatic rally during the first six weeks of 1996, sparked by indications of decreased supply. The price hit a six-year high of $418 at the beginning of February, but ended the period back in its original trading range.

Q. HOW DID THE FUND PERFORM COMPARED TO THE STANDARD & POOR'S 500 INDEX?

A. Considering that the Standard & Poor's 500 Index outperformed all other major indexes during the period, the Fund compared well. Class A shares returned 21.7% for the year ended October 31, 1996 and the S&P 500 returned 24.1%. Strong returns from technology stocks fueled the performance of the S&P 500. In contrast, the Fund is limited to investments in energy and natural resource-related stocks, but benefited from the excellent returns in the energy sector, and from the rally in gold stocks. Oryx Energy, an oil exploration and production company headquartered in Dallas, Texas had excellent performance during the period as did Pennzoil Company, one of the Fund's largest holdings.

Q. WHAT ARE THE BENEFITS OF A GLOBAL NATURAL RESOURCES FUND?

A. Natural resource-related stocks are uniquely positioned to benefit from worldwide growth trends. A global natural resources fund provides a relatively conservative way for U.S. investors to participate in the growth potential of these markets, reducing risk through broad diversification. As of October 31, 1996, the Fund owned more than 110 stocks representing 17 industries in 13 countries. This strategic diversification allows the Fund to benefit when markets rise, but reduces exposure to any single country or industry.

Q. WHAT IS YOUR MARKET OUTLOOK?

A. Looking ahead, we think U.S. economic growth may slow, but we expect growth outside the U.S. to continue, particularly in developing countries. This should continue to provide a good environment for basic resources and have a positive effect on the earnings of natural resource-related companies.


        Colonial Global Natural Resources Fund's Investment Performance
                      vs. The Standard & Poor's 500 Index
               Change in Value of $10,000 from 6/30/92 - 10/31/96

                    Based on NAV and MOP for Class A Shares

                       6/92                       10/96

                     $18,000                     S&P 500
                                                 $19,375
                     $16,000
                                                   NAV
                     $14,000                     $15,905

                     $12,000                       MOP
                                                 $14,991
                     $10,000

                                 [Line Graph]
                        Label            A               B             C
         ------------------------------------------------------------------
         Label       CGNRF A          NAV             MOP           S&P 500
         ------------------------------------------------------------------
             1       Jun 30, 92          10000            9425        10000
             2       Jul 31, 92       10268.12        9677.706        10408
             3       Aug 31, 92       10039.72        9462.438        10196
             4       Sep 30, 92       10009.93        9434.359        10315
             5       Oct 31, 92       9682.225        9125.497        10351
             6       Nov 30, 92       9285.005        8751.117        10702
             7       Dec 31, 92       9431.813        8889.483        10834
             8       Jan 31, 93         9421.8        8880.046        10924
             9       Feb 28, 93       9852.339        9285.829        11073
            10       Mar 31, 93       10513.17        9908.659        11306
            11       Apr 30, 93       11043.83        10408.81        11033
            12       May 31, 93       11684.63        11012.77        11328
            13       Jun 30, 93       11625.92        10957.43        11361
            14       Jul 31, 93       12128.33        11430.96        11315
            15       Aug 31, 93       12218.77        11516.19        11743
            16       Sep 30, 93       11716.35        11042.66        11653
            17       Oct 31, 93       12218.77        11516.19        11894
            18       Nov 30, 93       11897.22        11213.13        11781
            19       Dec 31, 93       12616.19        11890.76        11923
            20       Jan 31, 94       13308.05        12542.83        12328
            21       Feb 28, 94       12870.55        12130.49        11994
            22       Mar 31, 94       12575.49         11852.4        11472
            23       Apr 30, 94       12646.71        11919.53        11619
            24       May 31, 94       12941.77        12197.62        11809
            25       Jun 30, 94       12700.96        11970.66        11520
            26       Jul 31, 94       13058.88        12307.99        11898
            27       Aug 31, 94       13427.02        12654.97        12384
            28       Sep 30, 94        13416.8        12645.33        12082
            29       Oct 31, 94        13457.7        12683.88        12353
            30       Nov 30, 94       12394.17        11681.51        11904
            31       Dec 31, 94       12499.45        11780.73        12080
            32       Jan 31, 95       11849.86        11168.49        12393
            33       Feb 28, 95       12237.52        11533.86        12875
            34       Mar 31, 95       12729.95        11997.98        13255
            35       Apr 30, 95       13149.04        12392.97        13645
            36       May 31, 95       13348.11         12580.6        14189
            37       Jun 30, 95       13448.87        12675.56        14518
            38       Jul 31, 95       13985.14           13181        14999
            39       Aug 31, 95       13848.44        13052.16        15037
            40       Sep 30, 95       13711.75        12923.32        15671
            41       Oct 31, 95       13070.32        12318.78        15615
            42       Nov 30, 95       13627.63        12844.04        16300
            43       Dec 31, 95       14132.42         13319.8        16614
            44       Jan 31, 96       14597.59        13758.23        17179
            45       Feb 29, 96       14708.34        13862.62        17338
            46       Mar 31, 96       15262.12        14384.55        17505
            47       Apr 30, 96       15605.46        14708.15        17763
            48       May 31, 96       15616.54        14718.59        18220
            49       Jun 30, 96       15305.28        14425.23        18290
            50       Jul 31, 96       14538.91        13702.92        17482
            51       Aug 31, 96       15138.68        14268.21        17852
            52       Sep 30, 96        15327.5        14446.16        18855
            53       Oct 31, 96       15905.05        14990.51        19375



                Based on NAV and Maximum CDSC for Class B Shares

                       6/92                       10/96

                     $18,000                     S&P 500
                                                 $19,375
                     $16,000
                                                   NAV
                     $14,000                     $15,399

                     $12,000                       MOP
                                                 $15,199
                     $10,000

                                 [Line Graph]

                    A               B              C             D
     ----------------------------------------------------------------
     Label       CGNRF B         NAV            MOP           S&P 500
     ----------------------------------------------------------------
         1        6/30/92           10000          10000        10000
         2        7/31/92        10268.39       10268.39        10408
         3        8/31/92        10029.82       10029.82        10196
         4        9/30/92           10000          10000        10315
         5       10/31/92        9662.028       9662.028        10351
         6       11/30/92        9254.474       9254.474        10702
         7       12/31/92        9397.543       9397.543        10834
         8        1/31/93        9377.591       9377.591        10924
         9        2/28/93        9806.565       9806.565        11073
        10        3/31/93        10464.99       10464.99        11306
        11        4/30/93        10973.78       10973.78        11033
        12        5/31/93        11602.27       11602.27        11328
        13        6/30/93        11547.88       11547.88        11361
        14        7/31/93        12036.95       12036.95        11315
        15        8/31/93        12116.79       12116.79        11743
        16        9/30/93        11617.75       11617.75        11653
        17       10/31/93        12106.81       12106.81        11894
        18       11/30/93        11777.44       11777.44        11781
        19       12/31/93        12478.89       12478.89        11923
        20        1/31/94        13163.77       13163.77        12328
        21        2/28/94        12720.62       12720.62        11994
        22        3/31/94        12418.46       12418.46        11472
        23        4/30/94        12478.89       12478.89        11619
        24        5/31/94        12770.98       12770.98        11809
        25        6/30/94        12513.38       12513.38        11520
        26        7/31/94        12856.48       12856.48        11898
        27        8/31/94        13219.78       13219.78        12384
        28        9/30/94        13209.68       13209.68        12082
        29       10/31/94        13229.87       13229.87        12353
        30       11/30/94        12180.36       12180.36        11904
        31       12/31/94        12273.94       12273.94        12080
        32        1/31/95        11624.69       11624.69        12393
        33        2/28/95           12006          12006        12875
        34        3/31/95        12480.05       12480.05        13255
        35        4/30/95        12881.97       12881.97        13645
        36        5/31/95        13067.47       13067.47        14189
        37        6/30/95        13160.22       13160.22        14518
        38        7/31/95         13675.5        13675.5        14999
        39        8/31/95        13531.22       13531.22        15037
        40        9/30/95        13397.25       13397.25        15671
        41       10/31/95         12758.3        12758.3        15615
        42       11/30/95        13283.89       13283.89        16300
        43       12/31/95        13772.34       13772.34        16614
        44        1/31/96        14226.73       14226.73        17179
        45        2/29/96        14313.28       14313.28        17338
        46        3/31/96         14843.4        14843.4        17505
        47        4/30/96        15178.78       15178.78        17763
        48        5/31/96        15167.96       15167.96        18220
        49        6/30/96        14858.15       14858.15        18290
        50        7/31/96        14111.45       14111.45        17482
        51        8/31/96        14674.18       14674.18        17852
        52        9/30/96        14858.15       14858.15        18855
        53       10/31/96        15399.23       15199.23        19375



The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of the U.S. stock market. Unlike mutual funds, an index does not incur fees or charges and it is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURNS
                    As of 9/30/96 (Most Recent Quarter End)
--------------------------------------------------------------------------------
                                  CLASS A SHARES               CLASS B SHARES
INCEPTION                             6/8/92                     6/8/92
                                 NAV           MOP            NAV        w/CDSC
--------------------------------------------------------------------------------
1 YEAR                          11.78%        5.36%          10.90%       5.90%
--------------------------------------------------------------------------------
SINCE INCEPTION                 10.57%        9.07%           9.76%       9.41%
--------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charge (CDSC). Maximum offering price (MOP) returns include the maximum sales charge of 5.75%. The CDSC returns reflect charges of: one year, 5%; since inception, 2%. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

         ------------------------------------------------------------------
         Label       CGNRF A          NAV             MOP           S&P 500
         ------------------------------------------------------------------
             1       Jun 30, 92          10000            9425        10000
             2       Jul 31, 92       10268.12        9677.706        10408
             3       Aug 31, 92       10039.72        9462.438        10196
             4       Sep 30, 92       10009.93        9434.359        10315
             5       Oct 31, 92       9682.225        9125.497        10351
             6       Nov 30, 92       9285.005        8751.117        10702
             7       Dec 31, 92       9431.813        8889.483        10834
             8       Jan 31, 93         9421.8        8880.046        10924
             9       Feb 28, 93       9852.339        9285.829        11073
            10       Mar 31, 93       10513.17       9908.6559        11306
            11       Apr 30, 93       11043.83        10408.81        11033
            12       May 31, 93       11684.63        11012.77        11328
            13       Jun 30, 93       11625.92        10957.43        11361
            14       Jul 31, 93       12128.33        11403.96        11315
            15       Aug 31, 93       12218.77        11516.19        11743
            16       Sep 30, 93       11716.35        11042.66        11653
            17       Oct 31, 93       12218.77        11516.19        11894
            18       Nov 30, 93       11897.22        11213.13        11781
            19       Dec 31, 93       12616.19        11890.76        11923
            20       Jan 31, 94       13308.05        12542.83        12328
            21       Feb 28, 94       12870.55        12130.49        11994
            22       Mar 31, 94       12575.49         11852.4        11472
            23       Apr 30, 94       12646.71        11919.53        11619
            24       May 31, 94       12941.77        12197.62        11809
            25       Jun 30, 94       12700.96        11970.66        11520
            26       Jul 31, 94       13058.88        12307.99        11898
            27       Aug 31, 94       13427.02        12654.97        12384
            28       Sep 30, 94        13416.8        12645.33        12082
            29       Oct 31, 94        13457.7        12683.88       122353
            30       Nov 30, 94       12394.17        11681.51        11904
            31       Dec 31, 94       12499.45        11780.73        12080
            32       Jan 31, 95       11849.86        11168.49        12393
            33       Feb 28, 95       12237.52        11533.86        12875
            34       Mar 31, 95       12729.95        11997.98        13255
            35       Apr 30, 95       13149.04        12392.97        13645
            36       May 31, 95       13348.11         12580.6        14189
            37       Jun 30, 95       13448.87        12675.56        14518
            38       Jul 31, 95       13985.14           13181        14999
            39       Aug 31, 95       13848.44        13052.16        15037
            40       Sep 30, 95       13711.75        12923.32        15671
            41       Oct 31, 95       13070.32        12318.78        15615
            42       Nov 30, 95       13627.63        12844.04        16300
            43       Dec 31, 95       14132.42         13319.8        16614
            44       Jan 31, 96       14597.59        13758.23        17179
            45       Feb 28, 96       14708.34        13862.62        17338
            46       Mar 31, 96       15262.12        14384.55        17505
            47       Apr 30, 96       15605.46        14708.15        17763
            48       May 31, 96       15616.54        14718.59        18220
            49       Jun 30, 96       15305.28        14425.23        18290
            50       Jul 31, 96       14538.91        13702.92        17482
            51       Aug 31, 96       15138.68        14268.21        17852
            52       Sep 30, 96        15327.5        14446.16        18855
            53       Oct 31, 96       15905.05        14990.51        19375




     ----------------------------------------------------------------
     Label       CGNRF B         NAV            MOP           S&P 500
     ----------------------------------------------------------------
         1       6/30/92            10000          10000        10000
         2       7/31/92         10268.39       10268.39        10408
         3       8/31/92         10029.82       10029.82        10196
         4       9/30/92            10000          10000        10315
         5       10/31/92        9662.028       9662.028        10351
         6       11/30/92        9254.474       9254.474        10702
         7       12/31/92        9397.543       9397.543        10834
         8       1/31/93         9377.591       9377.591        10924
         9       2/28/93         9806.565       9806.565        11073
        10       3/31/93         10464.99       10464.99        11306
        11       4/30/93         10973.78       10973.78        11033
        12       5/31/93         11602.27       11602.27        11328
        13       6/30/93         11547.88       11547.88        11361
        14       7/31/93         12036.95       12036.95        11315
        15       8/31/93         12116.79       12116.79        11743
        16       9/30/93         11617.75       11617.75        11653
        17       10/31/93        12106.81       12106.81        11894
        18       11/30/93        11777.44       11777.44        11781
        19       12/31/93        12478.89       12478.89        11923
        20       1/31/94         13163.77       13163.77        12328
        21       2/28/94         12720.62       12720.62        11994
        22       3/31/94         12418.46       12418.46        11472
        23       4/30/94         12478.89       12478.89        11619
        24       5/31/94         12770.98       12770.98        11809
        25       6/30/94         12513.38       12513.38        11520
        26       7/31/94         12856.48       12856.48        11898
        27       8/31/94         13219.78       13219.78        12384
        28       9/30/94         13209.68       13209.68        12082
        29       10/31/94        13229.87       13229.87       122353
        30       11/30/94        12180.36       12180.36        11904
        31       12/31/94        12273.94       12273.94        12080
        32       1/31/95         11624.69       11624.69        12393
        33       2/28/95            12006          12006        12875
        34       3/31/95         12480.05       12480.05        13255
        35       4/30/95         12881.97       12881.97        13645
        36       5/31/95         13067.47       13067.47        14189
        37       6/30/95         13160.22       13160.22        14518
        38       7/31/95          13975.5        13675.5        14999
        39       8/31/95         13531.22       13531.22        15037
        40       9/30/95         13397.25       13397.25        15671
        41       10/31/95         12758.3        12758.3        15615
        42       11/30/95        13283.89       13283.89        16300
        43       12/31/95       137723.34       13772.34        16614
        44       1/31/96         14226.73       14226.73        17179
        45       2/28/96         14313.28       14313.28        17338
        46       3/31/96          14843.3        14843.4        17505
        47       4/30/96         15178.78       15178.78        17763
        48       5/31/96         15167.96       15167.96        18220
        49       6/30/96         14858.15       14858.15        18290
        50       7/31/96         14111.45       14111.45        17482
        51       8/31/96         14674.18       14674.18        17852
        52       9/30/96         14858.15       14858.15        18855
        53       10/31/96        15399.23       15199.23        19375

                              INVESTMENT PORTFOLIO
                         OCTOBER 31, 1996 (IN THOUSANDS)
COMMON STOCKS - 94.1%                        COUNTRY       SHARES        VALUE
================================================================================
CONSTRUCTION - 4.8%
 BUILDING CONSTRUCTION - 3.4%
 Centex Corp.                                                 5          $  151
 Champion Enterprises, Inc. (a)                              13             250
 Kaufman & Broad Home Corp.                                  27             318
 Lennar Corp.                                                16             352
 Pulte Corp.                                                 39           1,025
                                                                         ------
                                                                          2,096
                                                                         ------

 HEAVY CONSTRUCTION - NON BUILDING CONSTRUCTION  - 1.4%
 Koninklijke Boskalis Westminster NV            Ne           29             580
 Stork NV                                       Ne            9             283
                                                                         ------
                                                                            863
                                                                         ------

-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.3%
 REAL ESTATE
 Bandar Raya Developments Berhad                Ma           86             167
                                                                         ------

-------------------------------------------------------------------------------
MANUFACTURING - 36.9%
 CHEMICALS & ALLIED PRODUCTS - 7.3%
 BASF AG                                        G            19             606
 DSM NV                                         Ne            8             726
 E.I. DuPont De Nemours & Co.                                 8             751
 Fuller (H.B.) Co.                                           12             501
 Goodrich (B.F.) Co.                                         12             509
 Norsk Hydro AS                                 No           15             707
 Smith International, Inc.                                   19             733
                                                                         ------
                                                                          4,533
                                                                         ------

 FABRICATED METAL - 0.8%
 Watts Industries, Inc., Class A                             24             503
                                                                         ------

 LUMBER & WOOD PRODUCTS - 1.3%
 Donohue, Inc., Class A                         Ca           25             385
 Pacific Forest Products Ltd.  (a)              Ca           32             422
                                                                         ------
                                                                            807
                                                                         ------

 MACHINERY & COMPUTER EQUIPMENT - 1.8%
 Camco International, Inc.                                   20             756
 Pentair, Inc.                                               15             373
                                                                         ------
                                                                          1,129
                                                                         ------

                     Investment Portfolio/October 31, 1996

-------------------------------------------------------------------------------
COMMON STOCKS - CONT.                        COUNTRY       SHARES        VALUE
===============================================================================
 PAPER PRODUCTS - 3.2%
 Fort Howard Corp.  (a)                                      21          $  530
 Mead Corp.                                                  10             579
 Potlatch Corp.                                               8             342
 Stone-Consolidated Corp.  (a)                  Ca           36             435
 Tembec, Inc., Class A  (a)                     Ca           18             125
                                                                         ------
                                                                          2,011
                                                                         ------
 PETROLEUM REFINING - 15.6%
 Amerada Hess Corp.                                          14             781
 Ashland Oil, Inc.                                           12             514
 Atlantic Richfield Co.                                       4             550
 British Petroleum Co., PLC ADR                 UK            4             470
 Chevron Corp.                                                7             467
 Mobil Corp.                                                  4             490
 Murphy Oil Corp.                                            13             637
 OMV Handels AG                                 Aus           6             550
 Pennzoil Co.                                                22           1,127
 Phillips Petroleum Co.                                       8             332
 Quaker State Corp.                                          40             675
 Repsol SA  ADS                                 Sp           19             610
 Shell Canada Ltd.                              Ca           12             425
 Tosco Corp.                                                  7             410
 Unocal Corp.                                                13             458
 USX-Marathon Group                                          54           1,173
                                                                         ------
                                                                          9,669
                                                                         ------
 PRIMARY METAL - 3.7%
 Acerinox SA                                    Sp            3             341
 Alumax, Inc. (a)                                             9             283
 Brush Wellman, Inc.                                         25             476
 Chaparral Steel Co.                                         40             530
 KM Europa Metal AG                             G             3             221
 Oregon Metallurgical Corp.                                   6             179
 Steel Technologies, Inc.                                    20             256
                                                                         ------
                                                                          2,286
                                                                         ------

 PRIMARY SMELTING - 0.3%
 Capral Aluminum Ltd.  (a)                      Au           73             217
                                                                         ------
 RUBBER & PLASTIC - 1.6%
 AEP Industries, Inc.                                        10             457
 Hanna (M.A.) Co.                                            25             539
                                                                         ------
                                                                            996
                                                                         ------

                      Investment Portfolio/October 31, 1996

-------------------------------------------------------------------------------
COMMON STOCKS - CONT.                        COUNTRY       SHARES        VALUE
===============================================================================
MANUFACTURING - CONT.
 STONE, CLAY, GLASS & CONCRETE - 1.3%
 Global Industrial Technologies, Inc.  (a)                   43           $ 801

-------------------------------------------------------------------------------
MINING & ENERGY - 41.5%
 CRUDE PETROLEUM & NATURAL GAS - 6.7%
 Anadarko Petroleum Corp.                                    10             643
 Apache Corp.                                                11             394
 Burlington Resources, Inc.                                  25           1,264
 Occidental Petroleum Corp.                                  35             860
 Ranger Oil Ltd.                                Ca           90             674
 Triton Energy Corp.  (a)                                     8             344
                                                                          -----
                                                                          4,179
                                                                          -----

 GOLD & SILVER MINING - 7.5%
 Ashanti Goldfields Co., Ltd. GDS               Gh           10             160
 Barrick Gold Corp.                             Ca           29             770
 Cambior, Inc.                                  Ca           36             495
 Newmont Mining Corp.                                        16             732
 Pegasus Gold, Inc.                                          47             468
 Placer Dome, Inc.                              Ca           26             631
 Sons of Gwalia Ltd.                            Au          136             878
 TVX Gold, Inc.                                 Ca           70             518
                                                                          -----
                                                                          4,652
                                                                          -----
 METAL MINING - 6.6%
 Acacia Resources Ltd.  (a)                     Au          130             244
 Battle Mountain Gold Co.                                    29             220
 Elandsrand Gold Mining Co. Ltd.                SA           27             141
 Franco-Nevada Mining Corporation Ltd.          Ca           16             696
 Freeport-McMoRan Copper & Gold, Inc.
  Class A                                                    27             769
 Noranda, Inc.                                  Ca           30             653
 Prime Resource Group, Inc.                     Ca          100             734
 Santa Fe Pacific Gold Corp.  (a)                            52             615
 Stillwater Mining Co.  (a)                                   2              36
                                                                          -----
                                                                          4,108
                                                                          -----

 NONMETALLIC, EXCEPT FUELS - 2.1%
 De Beers Consolidated Mines Ltd., ADR  (a)     SA           16             469
 Hecla Mining Co. (a)                                        20             115
 Potash Corp. of Saskatchewan, Inc.             Ca            2             142
 Vulcan Materials Co.                                         9             559
                                                                          -----
                                                                          1,285
                                                                          -----

                      Investment Portfolio/October 31, 1996

-------------------------------------------------------------------------------
COMMON STOCKS - CONT.                        COUNTRY       SHARES        VALUE
===============================================================================

 OIL & GAS EXTRACTION - 17.3%
 Alberta Energy Co., Ltd.                       Ca           31         $   660
 Elan Energy, Inc. (a)                          Ca           57             555
 Elf Gabon SA                                   Fr           (b)            104
 ENSCO International, Inc.  (a)                              16             692
 Falcon Drilling Company, Inc.  (a)                          25             867
 Global Marine, Inc. (a)                                     15             279
 Helmerich & Payne                                           27           1,445
 Noble Drilling Corp.  (a)                                   12             220
 Oryx Energy Co.                                             72           1,392
 Parker and Parsley Petroleum                                33             943
 Petro Canada                                   Ca           69             920
 Pioneer International Ltd.                     Au          192             510
 Reading & Bates Corp.  (a)                                  12             331
 Rowan Companies, Inc.  (a)                                  10             228
 Santa Fe Energy Resources, Inc.                             19             273
 Union Texas Petroleum Holdings, Inc.                        23             500
 Wascana Energy, Inc.  (a)                      Ca           80             843
                                                                        -------
                                                                         10,762
                                                                        -------

 OIL & GAS FIELD SERVICES - 1.3%
 Petroleum Geo-Services A/S  (a)                No           18             591
 Schlumberger Ltd.                                            3             248
                                                                        -------
                                                                            839
                                                                        -------
-------------------------------------------------------------------------------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 9.6%
 ELECTRIC, GAS & SANITARY SERVICES - 4.0%
 Cabot Oil and Gas Corp., Class A                            25             392
 NGC Corp.                                                   29             526
 PanEnergy Corp.                                             27           1,032
 Philip Environmental, Inc.  (a)                Ca           33             338
 Wessex Water PLC                               UK           34             197
                                                                        -------
                                                                          2,485
                                                                        -------

 ELECTRIC SERVICES - 2.5%
 Allegheny Power System, Inc.                                32             956
 Texas Utilities Co.                                         15             599
                                                                        -------
                                                                          1,555
                                                                        -------

 GAS SERVICES - 2.1%
 Eastern Enterprises                                          7             258
 MCN Corp.                                                    4             107
 Washington Gas & Light Co.                                  41             911
                                                                        -------
                                                                          1,276
                                                                        -------

                      Investment Portfolio/October 31, 1996
--------------------------------------------------------------------------------

COMMON STOCKS - CONT.                        COUNTRY       SHARES        VALUE
================================================================================
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - CONT.
 SANITARY SERVICES - 1.0%
 Severn Trent Water PLC                         UK           64         $   641
                                                                        -------

--------------------------------------------------------------------------------
WHOLESALE TRADE - 1.0%
 DURABLE GOODS
 Commercial Metals Co.                                       21             636
                                                                        -------

TOTAL COMMON STOCKS (cost of $49,528)                                    58,496
                                                                        -------



PREFERRED STOCK - 0.1%
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.1%
 ELECTRIC, GAS & SANITARY SERVICES
 Hyder PLC, 7.875% (cost of $41)                UK           30              50
                                                                        -------

CORPORATE FIXED - INCOME
 BONDS & NOTES - 0.1%

                                              CURRENCY       PAR           VALUE
================================================================================
MANUFACTURING - 0.1%
 LUMBER & WOOD PRODUCTS
 Donohue, Inc.:
    Series A,
                       8.000%  03/01/97         CD           37              28
    Series B,
                       8.000%  03/01/98         CD           37              29
                                                                        -------

TOTAL CORPORATE FIXED - INCOME
  BONDS & NOTES (cost of $55)                                                57
                                                                        -------

TOTAL INVESTMENTS - 94.3% (cost of $49,624)(c)                           58,603
                                                                        -------

SHORT-TERM OBLIGATIONS - 5.4%
================================================================================
 Repurchase agreement with Lehman Brothers, Inc. dated
 10/31/96, due 11/01/96 at 5.530%, collateralized by
 U.S. Treasury bonds and notes with various maturities
 to 2023, market value $3,413 (repurchase proceeds
 $3,348)                                                  3,347           3,347
                                                                        -------

OTHER ASSETS & LIABILITIES, NET - 0.3%                                      187
================================================================================
NET ASSETS - 100.0%                                                     $62,137
                                                                        =======

NOTES TO INVESTMENT PORTFOLIO:
================================================================================
(a) Non-income producing.
(b) Rounds to less than one.
(c) Cost for federal income tax purposes is approximately the same.

                      Investment Portfolio/October 31, 1996
--------------------------------------------------------------------------------
Summary of Securities by                 Country/
 Country/Currency                        Currency       Value        % of Total
--------------------------------------------------------------------------------
United States                                          $38,662          66.0%
Canada                                    Ca/CD         10,478          17.9%
Australia                                  Au            1,849           3.2%
Netherlands                                Ne            1,589           2.7%
United Kingdom                             UK            1,358           2.3%
Norway                                     No            1,298           2.2%
Spain                                      Sp              951           1.6%
Germany                                    G               827           1.4%
South Africa                               SA              610           1.0%
Austria                                    Aus             550           0.9%
Malaysia                                   Ma              167           0.3%
Ghana                                      Gh              160           0.3%
France                                     Fr              104           0.2%
                                                       -------         -----
                                                       $58,603         100.0%
                                                       =======         =====
Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

    Acronym                                      Name
    -------                          ---------------------------
      ADR                            American Depository Receipt
      ADS                            American Depository Shares
      GDS                            Global Depository Shares



See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                OCTOBER 31, 1996
                (in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $49,624)                                  $58,603
Short-term obligations                                                 3,347
                                                                     -------
                                                                      61,950
Cash including foreign currencies  (cost $13)              $ 14
Receivable for:
  Investments sold                                          847
  Fund shares sold                                           96
  Dividends                                                  39
  Foreign tax reclaims                                       18
  Interest                                                    1
Deferred organization expenses                                8
Other                                                        14        1,037
                                                           ----      -------
    Total Assets                                                      62,987

LIABILITIES
Foreign currencies (cost $225)                              224
Payable for:
  Investments purchased                                     487
  Fund shares repurchased                                   122
Accrued:
  Deferred Trustees fees                                      2
  Other                                                      15
                                                           ----
    Total Liabilities                                                    850
                                                                     -------

NET ASSETS                                                           $62,137
                                                                     =======

Net asset value & redemption price per share -
Class A ($36,655/2,560)                                              $ 14.32
                                                                     =======
Maximum offering price per share - Class A
($14.32/0.9425)                                                      $ 15.19(a)
                                                                     =======
Net asset value & offering price per share -
Class B ($25,482/1,791)                                              $ 14.23(b)
                                                                     =======
COMPOSITION OF NET ASSETS
Capital paid in                                                      $47,383
Overdistributed net investment income                                     (1)
Accumulated net realized gain                                          5,774
Net unrealized appreciation on:
  Investments                                                          8,979
  Foreign currency transactions                                            2
                                                                     -------
                                                                     $62,137
                                                                     =======

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 1996
(in thousands)
INVESTMENT INCOME
Dividends                                                            $ 1,090
Interest                                                                 163
                                                                     -------
  Total investment income (net of nonrebatable
  foreign taxes withheld at source which
  amounted to $60)                                                     1,253

EXPENSES
Management fee                                           $  434
Service fee                                                 145
Distribution fee - Class B                                  180
Transfer agent                                              190
Bookkeeping fee                                              30
Registration fee                                             26
Custodian fee                                                21
Audit fee                                                    35
Trustees fee                                                 16
Reports to shareholders                                      10
Legal fee                                                     4
Amortization of deferred
  organization expenses                                      15
Other                                                         5        1,111
                                                         ------      -------
       Net Investment Income                                             142
                                                                     -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                               5,771
Foreign currency transactions                               (13)
                                                         ------
    Net Realized Gain                                                  5,758
Net unrealized appreciation (depreciation) during
the period on:
Investments                                               4,839
Foreign currency transactions                                (4)
    Net Unrealized Appreciation                                        4,835
                                                                     -------
       Net Gain                                                       10,593
                                                                     -------
Net Increase in Net Assets from Operations                           $10,735
                                                                     =======

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                              Year ended
(in thousands)                                                October 31
                                                           ====================
INCREASE (DECREASE) IN NET ASSETS                         1996           1995
Operations:
Net investment income                                   $    142       $    293
Net realized gain                                          5,758          2,578
Net unrealized appreciation (depreciation)                 4,835         (4,704)
                                                        --------       --------
    Net Increase (Decrease) from Operations               10,735         (1,833)
Distributions:
From net investment income - Class A                        (199)          (289)
From net realized gains - Class A                         (1,554)          (642)
From net investment income - Class B                          --            (38)
From net realized gains - Class B                         (1,048)          (424)
                                                        --------       --------
                                                           7,934         (3,226)
                                                        --------       --------
Fund Share Transactions:
Receipts for shares sold - Class A                        10,375          5,815
Value of distributions reinvested - Class A                1,543            807
Cost of shares repurchased - Class A                     (11,267)       (10,146)
                                                        --------       --------
                                                             651         (3,524)
                                                        --------       --------
Receipts for shares sold - Class B                        10,576          7,844
Value of distributions reinvested - Class B                  897            413
Cost of shares repurchased - Class B                     (10,149)        (8,567)
                                                        --------       --------
                                                           1,324           (310)
                                                        --------       --------
Net Increase (Decrease) from Fund
  Share Transactions                                       1,975         (3,834)
                                                        --------       --------
        Total Increase (Decrease)                          9,909         (7,060)

NET ASSETS
Beginning of period                                       52,228         59,288
                                                        --------       --------
End of period (net of overdistributed and
  including undistributed net investment
  income of $1 and $73, respectively)                   $ 62,137       $ 52,228
                                                        ========       ========

NUMBER OF FUND SHARES
Sold - Class A                                               754            463
Issued for distributions reinvested - Class A                122             73
Repurchased - Class A                                       (834)          (816)
                                                        --------       --------
                                                              42           (280)
                                                        --------       --------
Sold - Class B                                               784            635
Issued for distributions reinvested - Class B                 71             35
Repurchased - Class B                                       (755)          (692)
                                                        --------       --------
                                                             100            (22)
                                                        --------       --------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Global Natural Resources Fund (the Fund), a series of Colonial Trust III, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek preservation of capital purchasing power and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

                 Notes to Financial Statements/October 31, 1996
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data reflects the distribution fee applicable to Class B shares only.

Class B ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $71,295 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

                 Notes to Financial Statements/October 31, 1996
--------------------------------------------------------------------------------

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

                 Notes to Financial Statements/October 31, 1996
--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended October 31, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $14,260 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $91,343 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended October 31, 1996, purchases and sales of investments, other than short-term obligations, were $45,912,512 and $47,220,875, respectively.

Unrealized appreciation (depreciation) at October 31, 1996, based on cost of investments for federal income tax purposes was:
        Gross unrealized appreciation                          $10,088,031
        Gross unrealized depreciation                           (1,108,848)
                                                               ===========
              Net unrealized appreciation                      $ 8,979,183

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                 Notes to Financial Statements/October 31, 1996
--------------------------------------------------------------------------------
NOTE 4. LINE OF CREDIT
--------------------------------------------------------------------------------

The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended October 31, 1996.

                            FINANCIAL HIGHLIGHTS (a)

Selected data for a share of each class outstanding throughout each period are as follows:

                                                 Year ended October 31
                                  ============================================
                                         1996                      1995
                                  Class A     Class B      Class A     Class B
                                  =======     =======      =======     =======
Net asset value -
  Beginning of period             $12.430     $12.380      $13.160     $13.110
                                  =======     =======      =======     =======
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income               0.075      (0.026)       0.102       0.009
Net realized and
unrealized gain (loss)              2.525       2.506       (0.496)     (0.489)
                                  -------     -------      -------     -------
  Total from Investment
     Operations                     2.600       2.480       (0.394)     (0.480)
                                  -------     -------      -------     -------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net
investment income                  (0.080)         --       (0.106)     (0.020)
From net
realized gains                     (0.630)     (0.630)      (0.230)     (0.230)
                                  -------     -------      -------     -------
  Total Distributions Declared
     to Shareholders               (0.710)     (0.630)      (0.336)     (0.250)
                                  -------     -------      -------     -------
Net asset value -
  End of period                   $14.320     $14.230      $12.430     $12.380
                                  =======     =======      =======     =======
Total return (c)                    21.69%      20.70%       (2.88)%     (3.56)%
                                  =======     =======      =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses                             1.61%(e)    2.36% (e)    1.66%(e)    2.41%(e)
Net investment income                0.56%(e)   (0.19)%(e)    0.82%(e)    0.07%(e)
Portfolio turnover                     84%         84%          65%         65%
Average
  commission rate (g)             $0.0268     $0.0268           --          --
Net assets at end
of period (000)                   $36,655     $25,482      $31,297     $20,931

(a) Per share data was calculated using average shares outstanding during the period.
(b) The Fund commenced investment operations on June 8, 1992.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(f) Annualized.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

        FINANCIAL HIGHLIGHTS (a) - CONTINUED
                                                                Period ended
                               Year ended October 31             October 31
                          ==================================  ================
                                1994                     1993      1992(a)
                         Class A     Class B      Class A     Class B  Class B
                         =======     =======      =======     =======  =======
Net asset value -
  Beginning of period    $12.160  $12.130  $ 9.750  $ 9.720  $10.000    $10.000
                         =======  =======  =======  =======  =======    =======

INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income      0.114   0.019     0.099    0.018   0.042       0.012

Net realized and
unrealized gain (loss)     1.104   1.097     2.429    2.431  (0.292)     (0.292)
                         ------- -------   -------  -------  -------    -------

  Total from Investment
     Operations            1.218   1.116     2.528    2.449   (0.250)    (0.280)
                         ------- -------   -------  -------  -------    -------

LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net
investment income         (0.118) (0.036)   (0.118)  (0.039)    --        --

From net
realized gains            (0.100) (0.100)       --       --     --        --
                         ------- -------   -------  -------  -------     -------

  Total Distributions Declared
     to Shareholders      (0.218) (0.136)   (0.118)  (0.039)    --        --

Net asset value -
  End of period          $13.160 $13.110   $12.160  $12.130  $ 9.750    $ 9.720
                         ======= =======   =======  =======  =======     ======
Total return (c)           10.14%   9.28%    26.20%   25.30% (2.50)%(d)   (2.80)(d)
                         ======= =======   =======  =======  ======      =======

RATIOS TO AVERAGE NET ASSETS
Expenses                    1.70%   2.45%     1.88%    2.63%    2.45%(f)   3.20%(f)
Net investment income       0.90%   0.15%     0.92%    0.17%    1.07%(f)   0.32%(f)
Portfolio turnover            15%     15%       14%      14%      89%(f)     89%(f)

Average commission
rate(g)                      --      --         --      --        --        --
Net assets at end
of period (000)          $36,830 $22,458   $31,098  $ 7,179  $27,790     $4,444

(a) Per share data was calculated using average shares outstanding during the period.
(b) The Fund commenced investment operations on June 8, 1992.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(f) Annualized.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.




--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
100% of the ordinary income distributed by the Fund in the year ended
October 31, 1996 qualifies for the corporate dividends received deduction.

                         REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST III AND THE SHAREHOLDERS OF COLONIAL GLOBAL NATURAL RESOURCES FUND

   In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Global Natural Resources Fund (a series of Colonial Trust III) at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Boston, Massachusetts
December 10, 1996

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Global Natural Resources Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Global Natural Resources Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Global Natural Resources Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[Logo]COLONIAL
      MUTUAL FUNDS
      Mutual Funds for
      Planned Portfolios

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


        COLONIAL INVESTMENT SERVICES, INC., Distributor [copyright] 1996 One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                           NR-02/962C-1096 M (12/96)
--------------------------------------------------------------------------------
[Recycle Logo] Printed on Recycled Paper